Nuclear Decommissioning Trust Fund	12 Months Ended
Dec. 31, 2011
Nuclear Decommissioning Trust Fund Disclosure [Abstract]
Nuclear Decommissioning Trust Fund
Nuclear Decommissioning Trust Fund

NRG's nuclear decommissioning trust fund assets, which are for the decommissioning of STP, are comprised of securities classified as available-for-sale and recorded at fair value based on actively quoted market prices. Although NRG is responsible for managing the decommissioning of its 44% interest in STP, the predecessor utilities that owned STP are authorized by the Public Utility Commission of Texas, or PUCT, to collect decommissioning funds from their ratepayers to cover decommissioning costs on behalf of NRG. NRC requirements determine the decommissioning cost estimate which is the minimum required level of funding. In the event that funds from the ratepayers that accumulate in the nuclear decommissioning trust are ultimately determined to be inadequate to decommission the STP facilities, the utilities will be required to collect through rates charged to rate payers all additional amounts, with no obligation from NRG, provided that NRG has complied with PUCT rules and regulations regarding decommissioning trusts. Following completion of the decommissioning, if surplus funds remain in the decommissioning trusts, any excess will be refunded to the respective ratepayers of the utilities.

NRG accounts for the nuclear decommissioning trust fund in accordance with ASC 980, Regulated Operations, or ASC 980 because the Company's nuclear decommissioning activities are subject to approval by the PUCT, with regulated rates that are designed to recover all decommissioning costs and that can be charged to and collected from the ratepayers per PUCT mandate. Since the Company is in compliance with PUCT rules and regulations regarding decommissioning trusts and the cost of decommissioning is the responsibility of the Texas ratepayers, not NRG, all realized and unrealized gains or losses (including other-than-temporary impairments) related to the Nuclear Decommissioning Trust Fund are recorded to the Nuclear Decommissioning Trust Liability and are not included in net income or accumulated other comprehensive income, consistent with regulatory treatment.

The following table summarizes the aggregate fair values and unrealized gains and losses (including other-than-temporary impairments) for the securities held in the trust funds, as well as information about the contractual maturities of those securities.

	As of December 31, 2011				As of December 31, 2010
(In millions, except otherwise noted)	Fair Value	Unrealized Gains	Unrealized Losses	Weighted- average maturities (in years)	Fair Value	Unrealized Gains	Unrealized Losses	Weighted- average maturities (in years)
Cash and cash equivalents	$2	$—	$—	—	$9	$—	$—	—
U.S. government and federal agency obligations	43	3	—	10	25	1	—	9
Federal agency mortgage-backed securities	63	3	—	23	57	2	—	24
Commercial mortgage-backed securities	7	—	—	28	11	—	—	29
Corporate debt securities	54	3	1	10	56	3	1	10
Equity securities	251	113	1	—	252	117	1	—
Foreign government fixed income securities	4	—	—	8	2	—	—	8
Total	$424	$122	$2		$412	$123	$2

The following table summarizes proceeds from sales of available-for-sale securities and the related realized gains and losses from these sales. The cost of securities sold is determined on the specific identification method.

	Year Ended December 31,
	2011	2010	2009
	(In millions)
Realized gains	$4	$8	$2
Realized losses	(3)	(5)	(1)
Proceeds from sale of securities	385	307	279